Income Taxes - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
US federal corporate tax rate	21.00%	35.00%
Deferred income tax expense on revaluation of US federal income tax rate		$ 15,800
Long-term receivable for alternative minimum tax carryforward balance		2,400
Loss carryforwards not recognized as deferred incom tax asset	$ 37,100
Unrecognized tax benefits	2,040	1,980	$ 1,923
Interest and penalties included in unrecognized tax benefits	500	500
Unrecognized tax benefits realized in next twelve months	2,000
Temporary differences [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effected temporary differences related to US operations	$ 33,200	$ 38,800